Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of sets out exchange rates for the translation of the Euro and U.S. dollar

	EUR	US$
Closing rate at December 31, 2022	1.4458	1.3544
Average rate for the year 2022	1.3696	1.3013
Closing rate at December 31, 2021	1.4391	1.2678
Average rate for the year 2021	1.4828	1.2535
Closing rate at December 31, 2020	1.5608	1.2732
Average rate for the year 2020	1.5298	1.3415

Schedule of estimated useful lives and methods of property, plant and equipment

	Lives	Method
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line